Acquisition of Siyata Mobile (Tables)	6 Months Ended
Jun. 30, 2026
Business Combination, Asset Acquisition, Transaction between Entities under Common Control, and Joint Venture Formation [Abstract]
Schedule of identified assets acquired and liabilities assumed

The following summarizes the identified assets acquired and liabilities assumed pursuant to the accounting acquiree as of October 3, 2025:

Cash	3,510,499
Trade and other receivables	2,744,789
Prepaid expenses	270,878
Inventory	2,523,487
Advance to suppliers	329,260
Long term receivable	170,414
Right of use assets	448,883
Equipment	142,484
Intangible Assets	10,067,545
Total assets	20,208,239
Loans to financial institutions	1,642,477
Accounts payable and accrued liabilities	2,616,250
Lease obligations	381,178
Warrant and preferred share liability	100
Long term lease liability	129,247
Total liability	4,769,252
Net assets	15,438,987